Marketable Securities (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Held value of marketable securities	$ 6,287,000	$ 7,631,000
Marketable securities	$ 6,287,000	$ 7,631,000	$ 7,137,000
Debt Instrument, Convertible, Type of Equity Security	The net gain recognized for the three-month period ended September 30, 2024 on equity securities was $273,000. The net losses recognized for the three-month period ended September 30, 2024 on equity securities sold during the period were ($59,000). The unrealized gains recognized for the three-month period ended September 30, 2024 on equity securities still held was $332,000. The net gain recognized for the nine-month period ended September 30, 2024 on equity securities was $96,000. The net losses recognized for the nine-month period ended September 30, 2024 on equity securities sold during the period were ($277,000). The unrealized gains recognized for the nine-month period ended September 30, 2024 on equity securities still held was $373,000.	The net loss recognized for the three-month period ended September 30, 2023 on equity securities was ($309,000). The net losses recognized for the three-month period ended September 30, 2023 on equity securities sold during the period were ($42,000). The unrealized losses recognized during the three-month period ended September 30, 2023 on equity securities still held was ($267,000). The net losses recognized for the nine-month period ended September 30, 2023 on equity securities was ($201,000). The net losses recognized for the nine-month period ended September 30, 2023 on equity securities sold during the period were ($130,000). The unrealized losses recognized during the nine-month period ended September 30, 2023 on equity securities still held was ($71,000).